ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2026
ORGANIZATION
Schedule of direct and indirect interests in the subsidiaries

				% of
	Date of	Place of		Equity	Principal
Name of Entity	Incorporation	Incorporation	Shareholders	Ownership	Activities
SL Bio Limited	March 18, 2024	Cayman	SL Science	100%	Holding
SL Bio Co., Ltd (“SL Bio Taiwan”)	July 21, 2022	the Republic of China (“ROC” or “Taiwan”)	SL Bio	100%	research, development and sales of exosome products
Horizon Space Acquisition II Corp	March 21, 2023	Cayman	SL Science	100%	Inactive